Nature of Operations and Summary of Significant Accounting Policies - Summary of the Revisions to Previously Reported Financial Information (Detail) - USD ($) $ in Thousands	1 Months Ended	6 Months Ended		9 Months Ended		11 Months Ended	12 Months Ended
	Dec. 31, 2020	Jun. 30, 2020	Jun. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 15, 2020	Dec. 31, 2019
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Revenues	$ 1,704	$ 15,549	$ 17,224	$ 24,498	$ 24,859	$ 32,578	$ 33,555
Labor and Related Expenses	$ 321	3,148	3,586	5,073	5,307	$ 6,269	7,167
Other Operating Expenses				4,543
Total Operating Expenses		14,615	14,727	24,391	22,704		30,506
Restaurant Sales [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Revenues		11,782	11,683	18,451	17,164		23,183
As Reported [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Revenues		15,864	17,518	24,939	25,336		34,227
Labor and Related Expenses		3,463	3,880	5,482	5,784		7,839
Other Operating Expenses				4,575
Total Operating Expenses		14,930	15,021	24,832	23,181		31,178
As Reported [Member] | Restaurant Sales [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Revenues		12,097	11,977	18,892	17,641		23,855
Adjustment [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Revenues		(315)	(294)	(441)	(477)		(672)
Labor and Related Expenses		(315)	(294)	(409)	(477)		(672)
Other Operating Expenses				(32)
Total Operating Expenses		(315)	(294)	(441)	(477)		(672)
Adjustment [Member] | Restaurant Sales [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Revenues		$ (315)	$ (294)	$ (441)	$ (477)		$ (672)